Note 13 - Stock Incentive Plan (Details) - Summary of the Status of Non-vested Shares (USD $)	12 Months Ended
Dec. 31, 2013
Note 13 - Stock Incentive Plan (Details) - Summary of the Status of Non-vested Shares [Line Items]
Balance	154,744
Weighted average grant date fair value (in Dollars per share)	$ 52.25
Vested	(197,500)
Vested (in Dollars per share)	$ 3.41
Balance	147,244
Weighted average grant date fair value (in Dollars per share)	$ 52.32
Granted And Issued Shares [Member]
Note 13 - Stock Incentive Plan (Details) - Summary of the Status of Non-vested Shares [Line Items]
Shares	140,000
Weighted average grant date fair value (in Dollars per share)	$ 1.52
Granted And Non-Issued Shares [Member]
Note 13 - Stock Incentive Plan (Details) - Summary of the Status of Non-vested Shares [Line Items]
Shares	50,000
Weighted average grant date fair value (in Dollars per share)	$ 1.60